FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management [Abstract]
FINANCIAL RISK MANAGEMENT
NOTE 51: FINANCIAL RISK MANAGEMENT
As a bancassurer, financial instruments are fundamental to the Group’s activities and, as a consequence, the risks associated with financial instruments represent a significant component of the risks faced by the Group.
The primary risks affecting the Group through its use of financial instruments are: market risk, which includes interest rate risk and foreign exchange risk; credit risk; liquidity risk; capital risk; and insurance risk. The following disclosures provide quantitative and qualitative information about the Group’s exposure to these risks.
Market risk
(A)Interest rate risk
Interest rate risk arises from the different repricing characteristics of the assets and liabilities. Liabilities are either insensitive to interest rate movements, for example interest free or very low interest customer deposits, or are sensitive to interest rate changes but bear rates which may be varied at the Group’s discretion and that for competitive reasons generally reflect changes in the UK Bank Rate, set by the Bank of England. The rates on the remaining deposits are contractually fixed for their term to maturity.
Many banking assets are sensitive to interest rate movements; there is a large volume of managed rate assets such as variable rate mortgages which may be considered as a natural offset to the interest rate risk arising from the managed rate liabilities. However, a significant proportion of the Group’s lending assets, for example many personal loans and mortgages, bear interest rates which are contractually fixed. Interest rate sensitivity analysis relating to the Group’s Banking activities is set out in the tables marked audited on page 65.
The Group’s risk management policy is to optimise reward while managing its market risk exposures within the risk appetite defined by the Board. The largest residual risk exposure arises from balances that are deemed to be insensitive to changes in market rates (including current accounts, a portion of variable rate deposits and investable equity), and is managed through the Group’s structural hedge. The structural hedge consists of longer-term fixed rate assets or interest rate swaps and the amount and duration of the hedging activity is reviewed regularly by the Group Asset and Liability Committee.
The Group establishes hedge accounting relationships for interest rate risk using cash flow hedges and fair value hedges. The Group is exposed to cash flow interest rate risk on its variable rate loans and deposits together with its floating rate subordinated debt. The derivatives used to manage the structural hedge may be designated into cash flow hedges to manage income statement volatility. The economic items related to the structural hedge, for example current accounts, are not eligible hedged items under IAS 39 for inclusion into accounting hedge relationships. The Group is exposed to fair value interest rate risk on its fixed rate customer loans, its fixed rate customer deposits and the majority of its subordinated debt, and to cash flow interest rate risk on its variable rate loans and deposits together with its floating rate subordinated debt. The Group applies netting between similar risks before applying hedge accounting.
Hedge ineffectiveness arises during the management of interest rate risk due to residual unhedged risk. Sources of ineffectiveness, which the Group may decide to not fully mitigate, can include basis differences, timing differences and notional amount differences. The effectiveness of accounting hedge relationships is assessed between the hedging derivatives and the documented hedged item, which can differ to the underlying economically hedged item.
At 31 December 2021 the aggregate notional principal of interest rate and other swaps (predominantly interest rate) designated as fair value hedges was £172,695 million (2020: £215,325 million) with a net fair value liability of £262 million (2020: asset of £211 million) (note 17). The gains on the hedging instruments were £944 million (2020: gains of £988 million). The losses on the hedged items attributable to the hedged risk were £767 million (2020: losses of £441 million). The gains and losses relating to the fair value hedges are recorded in net trading income.
The notional principal of the interest rate swaps designated as cash flow hedges at 31 December 2021 was £109,093 million (2020: £326,386 million) with a net fair value asset of £5 million (2020: asset of £30 million) (note 17). In 2021, ineffectiveness recognised in the income statement that arises from cash flow hedges was a loss of £69 million (2020: loss of £2 million).
Interest Rate Benchmark Reform
During 2021, the Group has continued to manage the transition to alternative benchmark rates under its Group-wide IBOR transition programme including delivery of the core changes required to its technology and business processes. Through this programme, the Group has ensured that the most appropriate benchmark rate is used for new products, has transitioned the vast majority of its legacy products to new benchmark rates for IBORs ceasing immediately after 31 December 2021 and has managed the impacts and risks relating to systems, processes, accounting and reporting. The Group does not expect material changes to its risk management approach and strategy as a result of interest rate benchmark reform.
The material risks identified include the following:
Conduct and litigation risk. The Group may be exposed to conduct and litigation charges as a direct result of inappropriate or negligent actions taken during IBOR transition resulting in detriment to the customer. The Group is working closely with its counterparties to avoid this outcome.
Market risk. IBOR transition is expected to lead to changes in the Group’s market risk profile which will continue to be monitored and managed within the appropriate risk appetites. The key change is expected to be on the management of basis risk profile during the period when alternative benchmark rates are referenced in contracts up to the cessation of the in-scope IBOR index.
Credit risk. Clients may wish to renegotiate the terms of existing transactions as a consequence of IBOR reform. This could lead to a change in the credit risk exposure of the client depending on the outcome of the negotiations. The Group will continue to monitor and manage changes within the appropriate risk appetites.
Accounting risk. If IBOR transition is finalised in a manner that does not permit the application of the reliefs introduced in the IFRS Phase 2 amendments, the financial instrument may be required to be derecognised and a new instrument recognised. In addition, where instruments used in hedge accounting relationships are transitioned either at different times or to different benchmarks, this may result in additional volatility to the income statement either through hedge accounting ineffectiveness or failure of the hedge accounting relationships.
Operational risk. Additional operational risks may arise due to the IBOR transition programme impacting all businesses and functions within the Group and leading to the implementation of changes to technology, operations, client communication and the valuation of in-scope financial instruments.
At 31 December 2021, the Group had successfully transitioned all derivative products settled though the London Clearing House (LCH) that were dependent on Sterling, Euro, Japanese Yen and Swiss Franc LIBOR to alternative benchmark rates and has transitioned the majority of its commercial lending contracts from Sterling LIBOR to alternative benchmark rates. US Dollar LIBOR is not expected to cease before 30 June 2023 and the Group continues to work on its planned transition to alternative benchmark rates for those financial contracts currently referencing US dollar LIBOR.
At 31 December 2021, the Group had the following significant exposures impacted by interest rate benchmark reform which have yet to transition to the replacement benchmark rate:

	Sterling LIBOR	US Dollar LIBOR	Other LIBOR	Total
	£m	£m	£m	£m
Non-derivative financial assets
Financial assets at fair value through profit or loss	1,753	268	—	2,021
Loans and advances to banks and reverse repurchase agreements	—	4,106	—	4,106
Loans and advances to customers and reverse repurchase agreements	3,542	5,975	—	9,517
Debt securities	126	—	—	126
Financial assets at amortised cost	3,668	10,081	—	13,749
Financial assets at fair value through other comprehensive income	16	—	—	16
Other assets	—	—	—	—
	5,437	10,349	—	15,786
Non-derivative financial liabilities
Deposits from banks and repurchase agreements	—	—	—	—
Customer deposits and repurchase agreements	—	74	—	74
Financial liabilities at fair value through profit or loss	—	100	3	103
Debt securities in issue	—	54	26	80
Other liabilities	—	—	—	—
Subordinated liabilities	—	—	—	—
	—	228	29	257
Derivative notional/contract amount
Interest rate	12,734	286,921	—	299,655
Cross currency	—	42,229	—	42,229
As at 31 December 2021, the Sterling LIBOR balances in the above table relate to contracts that have not converted to a risk-free rate. The balance includes both contracts that mature in 2022 with further LIBOR interest rate fixings in the period and contracts where the counterparty has not yet agreed to fallback provisions that would have effect when LIBOR ceases. In both cases, these contracts will have both cash flows and valuations determined on a ‘synthetic’ LIBOR basis for reporting periods during 2022, unless they are transitioned to alternative benchmark rates.
In respect of the Group's hedge accounting relationships, for the purposes of determining whether:
–A forecast transaction is highly probable
–Hedged future cash flows are expected to occur
–A hedge is expected to be highly effective in achieving offsetting changes in fair value or cash flows attributable to the hedged risk
–An accounting hedging relationship should be discontinued because of a failure of the retrospective effectiveness test the Group assumes that the interest rate benchmark on which the hedged risk or the cash flows of the hedged item or hedging instrument are based is not altered by uncertainties resulting from interest rate benchmark reform. In addition, for a fair value hedge of a non-contractually specified benchmark portion of interest rate risk, the Group assesses only at inception of the hedge relationship and not on an ongoing basis that the risk is separately identifiable and hedge effectiveness can be measured. The Group’s most significant hedge accounting relationships are exposed to the following interest rate benchmarks: Sterling LIBOR, US Dollar LIBOR and EURIBOR.
At 31 December 2021, the Group expects that EURIBOR will continue to exist as a benchmark rate for the foreseeable future. Accordingly, the Group does not consider its fair value or cash flow hedges of the EURIBOR benchmark interest rate to be directly affected by interest rate benchmark reform and as a result does not anticipate changing the hedged risk to a different benchmark.
The notional amount of the hedged items that the Group has designated into cash flow hedge relationships that is directly affected by the interest rate benchmark reform is £3,258 million (2020: £20,243 million), of which £nil (2020: £16,523 million) relates to Sterling LIBOR and £3,258 million (2020: £3,720 million) relates to US Dollar LIBOR. These are principally loans and advances to customers in Commercial Banking.
The interest rate benchmark reforms also affect assets and liabilities designated in fair value hedges. At 31 December 2021, the assets had a notional value of £3,370 million and the liabilities had a notional value of £22,437 million, all of which was in respect of US Dollar LIBOR. At 31 December 2020, the assets had a notional value of £107,340 million (of which £103,438 million was in respect of Sterling LIBOR) and the liabilities had a notional value of £35,360 million (of which £10,518 million was in respect of Sterling LIBOR). These fair value hedges principally relate to debt securities in issue.
At 31 December 2021, the notional amount of the hedging instruments in hedging relationships to which these amendments apply was £27,873 million, of which £24,615 million relates to US Dollar LIBOR fair value hedges and £3,258 million relates to US Dollar LIBOR cash flow hedges. At 31 December 2020, the notional amount of the hedging instruments in hedging relationships to which these amendments apply was £464,744 million, of which £116,498 million relates to Sterling LIBOR fair value hedges and £302,707 million relates to Sterling LIBOR cash flow hedges.
(B)Foreign exchange risk
The corporate and retail businesses incur foreign exchange risk in the course of providing services to their customers. All non-structural foreign exchange exposures in the non-trading book are managed centrally within allocated exposure limits. Trading book exposures in the authorised trading centres are allocated exposure limits. The limits are monitored daily by the local centres and reported to the market and liquidity risk function in London. Associated VaR and the closing, average, maximum and minimum are disclosed in the tables marked audited on page 67.
The Group manages foreign currency accounting exposure via cash flow hedge accounting, utilising currency swaps and forward foreign exchange trades.
Risk arises from the Group’s investments in its overseas operations. The Group’s structural foreign currency exposure is represented by the net asset value of the foreign currency equity and subordinated debt investments in its subsidiaries and branches. Gains or losses on structural foreign currency exposures are taken to reserves. The Group ceased all hedge accounting of the currency translation risk of the net investment in foreign operations in 2018.
The Group’s main overseas operations are in the Americas and Europe. Details of the Group’s structural foreign currency exposures are as follows:
(C)Functional currency of Group operations

	2021			2020
	Euro	US Dollar	Other non-Sterling	Euro	US Dollar	Other non-Sterling
	£m	£m	£m	£m	£m	£m
Exposure	115	134	7	113	95	12
Credit risk
The Group’s credit risk exposure arises in respect of the instruments below and predominantly in the United Kingdom. Credit risk appetite is set at Board level and is described and reported through a suite of metrics devised from a combination of accounting and credit portfolio performance measures, which include the use of various credit risk rating systems as inputs and assess credit risk at a counterparty level using three components: (i) the probability of default by the counterparty on its contractual obligations; (ii) the current exposures to the counterparty and their likely future development, from which the Group derives the exposure at default; and (iii) the likely loss ratio on the defaulted obligations, the loss given default. The Group uses a range of approaches to mitigate credit risk, including internal control policies, obtaining collateral, using master netting agreements and other credit risk transfers, such as asset sales and credit derivatives based transactions.
(A)Maximum credit exposure
The maximum credit risk exposure of the Group in the event of other parties failing to perform their obligations is detailed below. No account is taken of any collateral held and the maximum exposure to loss, which includes amounts held to cover unit-linked and With Profits Funds liabilities, is considered to be the balance sheet carrying amount or, for non-derivative off-balance sheet transactions and financial guarantees, their contractual nominal amounts.

	2021			2020
	Maximum exposure	Offset[1]	Net exposure	Maximum exposure	Offset[1]	Net exposure
	£m	£m	£m	£m	£m	£m
Financial assets at fair value through profit or loss[2,3]:
Loans and advances	29,538	—	29,538	28,476	—	28,476
Debt securities, treasury and other bills	47,237	—	47,237	46,701	—	46,701
Contracts held with reinsurers	12,371	—	12,371	19,543	—	19,543
	89,146	—	89,146	94,720	—	94,720
Derivative financial instruments	22,051	(11,600)	10,451	29,613	(15,866)	13,747
Financial assets at amortised cost, net[4]:
Loans and advances to banks and reverse repurchase agreements, net[4]	10,533	—	10,533	10,746	—	10,746
Loans and advances to customers and reverse repurchase agreements, net[4]	499,788	(1,506)	498,282	498,843	(2,762)	496,081
Debt securities, net[4]	6,835	—	6,835	5,405	—	5,405
	517,156	(1,506)	515,650	514,994	(2,762)	512,232
Financial assets at fair value through other comprehensive income[2]	27,902	—	27,902	27,437	—	27,437
Reinsurance assets	759	—	759	842	—	842
Off-balance sheet items:
Acceptances and endorsements	191	—	191	131	—	131
Other items serving as direct credit substitutes	510	—	510	317	—	317
Performance bonds, including letters of credit, and other transaction-related contingencies	2,043	—	2,043	2,105	—	2,105
Irrevocable commitments and guarantees	71,158	—	71,158	73,962	—	73,962
	73,902	—	73,902	76,515	—	76,515
	730,916	(13,106)	717,810	744,121	(18,628)	725,493
1Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.
2Excluding equity shares.
3Includes assets within the Group’s unit-linked funds for which credit risk is borne by the policyholders and assets within the Group’s With-Profits Funds for which credit risk is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back related contract liabilities.
4Amounts shown net of related impairment allowances.
(B)Concentrations of exposure
The Group’s management of concentration risk includes portfolio controls on certain industries, sectors and products to reflect risk appetite as well as individual, customer and bank limit risk tolerances. Credit policies and appetite statements are aligned to the Group’s risk appetite and restrict exposure to higher risk countries and potentially vulnerable sectors and asset classes. Exposures are monitored to prevent both an excessive concentration of risk and single name concentrations. The Group’s largest credit limits are regularly monitored by the Board Risk Committee and reported in accordance with regulatory requirements. As part of its credit risk policy, the Group considers sustainability risk (which incorporates Environmental (including climate), Social and Governance) in the assessment of Commercial Banking facilities.
At 31 December 2021 the most significant concentrations of exposure were in mortgages (comprising 64 per cent of total loans and advances to customers) and to financial, business and other services (comprising 17 per cent of the total).

	2021	2020
	£m	£m
Agriculture, forestry and fishing	7,729	7,836
Energy and water supply	1,978	1,313
Manufacturing	4,110	4,956
Construction	4,440	5,096
Transport, distribution and hotels	13,463	14,341
Postal and telecommunications	2,109	2,665
Property companies	23,923	26,061
Financial, business and other services	84,754	92,555
Personal:
Mortgages[1]	319,655	307,087
Other	24,604	25,363
Lease financing	982	1,182
Hire purchase	15,861	16,148
Total loans and advances to customers and reverse repurchase agreements before allowance for impairment losses	503,608	504,603
Allowance for impairment losses (note 18)	(3,820)	(5,760)
Total loans and advances to customers and reverse repurchase agreements	499,788	498,843
1Includes both UK and overseas mortgage balances.
The Group’s operations are predominantly UK-based and as a result an analysis of credit risk exposures by geographical region is not provided.
(C)Credit quality of assets
Loans and advances
The analysis of lending has been prepared based on the division in which the asset is held; with the business segment in which the exposure is recorded reflected in the ratings system applied. The internal credit ratings systems used by the Group differ between Retail and Commercial, reflecting the characteristics of these exposures and the way that they are managed internally; these credit ratings are set out below. All probabilities of default (PDs) include forward-looking information and are based on 12-month values, with the exception of credit-impaired.

Retail		Commercial
Quality classification	IFRS 9 PD range	Quality classification	IFRS 9 PD range
RMS 1-6	0.00-4.50%	CMS 1-10	0.00-0.50%
RMS 7-9	4.51-14.00%	CMS 11-14	0.51-3.00%
RMS 10	14.01-20.00%	CMS 15-18	3.01-20.00%
RMS 11-13	20.01-99.99%	CMS 19	20.01-99.99%
RMS 14	100.00%	CMS 20-23	100.00%
Stage 3 assets include balances of £650 million (2020: £179 million) (with outstanding amounts due of £1,279 million (2020: £732 million)) which have been subject to a partial write-off and where the Group continues to enforce recovery action.
Stage 2 and Stage 3 assets with a carrying amount of £1,546 million (2020: £22,200 million) were modified during the year. No material gain or loss was recognised by the Group.
As at 31 December 2021 assets that had been previously modified while classified as Stage 2 or Stage 3 and were classified as Stage 1 amounted to £6,658 million (not material at 31 December 2020).

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowance	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Loans and advances to banks and reverse repurchase agreements
CMS 1-10	10,473	—	—	—	10,473	1	—	—	—	1
CMS 11-14	61	—	—	—	61	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	10,534	—	—	—	10,534	1	—	—	—	1
Loans and advances to customers and reverse repurchase agreements
Retail - UK mortgages
RMS 1-6	273,620	18,073	—	—	291,693	48	250	—	—	298
RMS 7-9	9	2,258	—	—	2,267	—	64	—	—	64
RMS 10	—	355	—	—	355	—	15	—	—	15
RMS 11-13	—	1,112	—	—	1,112	—	65	—	—	65
RMS 14	—	—	1,940	10,977	12,917	—	—	184	210	394
	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836
Retail - credit cards
RMS 1-6	11,252	1,107	—	—	12,359	67	43	—	—	110
RMS 7-9	896	623	—	—	1,519	29	71	—	—	100
RMS 10	—	112	—	—	112	—	22	—	—	22
RMS 11-13	—	235	—	—	235	—	82	—	—	82
RMS 14	—	—	292	—	292	—	—	128	—	128
	12,148	2,077	292	—	14,517	96	218	128	—	442
Retail - loans and overdrafts
RMS 1-6	7,220	501	—	—	7,721	84	23	—	—	107
RMS 7-9	938	286	—	—	1,224	39	33	—	—	72
RMS 10	18	74	—	—	92	2	14	—	—	16
RMS 11-13	5	244	—	—	249	1	83	—	—	84
RMS 14	—	—	271	—	271	—	—	139	—	139
	8,181	1,105	271	—	9,557	126	153	139	—	418
Retail - UK Motor Finance
RMS 1-6	11,662	1,309	—	—	12,971	101	25	—	—	126
RMS 7-9	583	298	—	—	881	5	15	—	—	20
RMS 10	—	69	—	—	69	—	7	—	—	7
RMS 11-13	2	152	—	—	154	—	27	—	—	27
RMS 14	—	—	201	—	201	—	—	116	—	116
	12,247	1,828	201	—	14,276	106	74	116	—	296
Retail - other
RMS 1-6	14,979	754	—	—	15,733	21	10	—	—	31
RMS 7-9	1,258	593	—	—	1,851	5	27	—	—	32
RMS 10	—	2	—	—	2	—	—	—	—	—
RMS 11-13	177	610	—	—	787	—	21	—	—	21
RMS 14	—	—	778	—	778	—	—	55	—	55
	16,414	1,959	778	—	19,151	26	58	55	—	139
Total Retail	322,619	28,767	3,482	10,977	365,845	402	897	622	210	2,131

Gross drawn exposures and expected credit loss allowance continued	Drawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Commercial Banking
CMS 1-10	45,123	192	—	—	45,315	23	1	—	—	24
CMS 11-14	30,483	3,328	—	—	33,811	76	75	—	—	151
CMS 15-18	769	2,353	—	—	3,122	9	121	—	—	130
CMS 19	—	257	—	—	257	—	18	—	—	18
CMS 20-23	—	—	2,892	—	2,892	—	—	943	—	943
	76,375	6,130	2,892	—	85,397	108	215	943	—	1,266
Other[1]
RMS 1-6	898	34	—	—	932	5	2	—	—	7
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	62	—	62	—	—	10	—	10
	898	34	62	—	994	5	2	10	—	17
CMS 1-10	51,363	—	—	—	51,363	—	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	2	—	—	—	2	—	—	—	—	—
CMS 20-23	—	—	7	—	7	—	—	6	—	6
	51,365	—	7	—	51,372	—	—	6	—	6
Central adjustment	—	—	—	—	—	400	—	—	—	400
Total loans and advances to customers and reverse repurchase agreements	451,257	34,931	6,443	10,977	503,608	915	1,114	1,581	210	3,820

In respect of:
Retail	322,619	28,767	3,482	10,977	365,845	402	897	622	210	2,131
Commercial Banking	76,375	6,130	2,892	—	85,397	108	215	943	—	1,266
Other[1]	52,263	34	69	—	52,366	405	2	16	—	423
Total loans and advances to customers and reverse repurchase agreements	451,257	34,931	6,443	10,977	503,608	915	1,114	1,581	210	3,820
1Comprises mainly reverse repurchase agreement balances and certain hedging adjustments.

	Undrawn exposures					Expected credit loss allowance
Gross undrawn exposures and expected credit loss allowance	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Loans and advances to customers and reverse repurchase agreements
Retail - UK mortgages
RMS 1-6	16,971	92	—	—	17,063	1	—	—	—	1
RMS 7-9	—	3	—	—	3	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	13	72	85	—	—	—	—	—
	16,971	95	13	72	17,151	1	—	—	—	1
Retail - credit cards
RMS 1-6	56,666	2,241	—	—	58,907	45	24	—	—	69
RMS 7-9	457	172	—	—	629	3	3	—	—	6
RMS 10	—	31	—	—	31	—	1	—	—	1
RMS 11-13	—	58	—	—	58	—	3	—	—	3
RMS 14	—	—	55	—	55	—	—	—	—	—
	57,123	2,502	55	—	59,680	48	31	—	—	79
Retail - loans and overdrafts
RMS 1-6	6,303	231	—	—	6,534	9	4	—	—	13
RMS 7-9	97	48	—	—	145	1	5	—	—	6
RMS 10	1	11	—	—	12	—	2	—	—	2
RMS 11-13	—	29	—	—	29	—	6	—	—	6
RMS 14	—	—	18	—	18	—	—	—	—	—
	6,401	319	18	—	6,738	10	17	—	—	27
Retail - UK Motor Finance
RMS 1-6	1,457	—	—	—	1,457	2	—	—	—	2
RMS 7-9	527	—	—	—	527	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	1	—	—	—	1	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	1,985	—	—	—	1,985	2	—	—	—	2
Retail - other
RMS 1-6	1,413	25	—	—	1,438	14	—	—	—	14
RMS 7-9	50	27	—	—	77	5	5	—	—	10
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	6	—	—	6	—	2	—	—	2
RMS 14	—	—	1	—	1	—	—	—	—	—
	1,463	58	1	—	1,522	19	7	—	—	26
Total Retail	83,943	2,974	87	72	87,076	80	55	—	—	135

Gross undrawn exposures and expected credit loss allowance continued	Undrawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Commercial Banking
CMS 1-10	46,168	32	—	—	46,200	10	—	—	—	10
CMS 11-14	6,914	1,203	—	—	8,117	18	18	—	—	36
CMS 15-18	188	320	—	—	508	1	12	—	—	13
CMS 19	—	27	—	—	27	—	1	—	—	1
CMS 20-23	—	—	66	—	66	—	—	5	—	5
	53,270	1,582	66	—	54,918	29	31	5	—	65
Other
RMS 1-6	289	—	—	—	289	—	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	289	—	—	—	289	—	—	—	—	—
CMS 1-10	246	—	—	—	246	—	—	—	—	—
CMS 11-14	193	—	—	—	193	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	11	—	11	—	—	—	—	—
	439	—	11	—	450	—	—	—	—	—
Total loans and advances to customers and reverse repurchase agreements	137,941	4,556	164	72	142,733	109	86	5	—	200

In respect of:
Retail	83,943	2,974	87	72	87,076	80	55	—	—	135
Commercial Banking	53,270	1,582	66	—	54,918	29	31	5	—	65
Other	728	—	11	—	739	—	—	—	—	—
Total loans and advances to customers and reverse repurchase agreements	137,941	4,556	164	72	142,733	109	86	5	—	200

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowance	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to banks and reverse repurchase agreements
CMS 1-10	10,670	—	—	—	10,670	6	—	—	—	6
CMS 11-14	82	—	—	—	82	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	10,752	—	—	—	10,752	6	—	—	—	6
Loans and advances to customers and reverse repurchase agreements
Retail - UK mortgages
RMS 1-6	251,372	21,010	—	—	272,382	103	247	—	—	350
RMS 7-9	46	4,030	—	—	4,076	1	66	—	—	67
RMS 10	—	907	—	—	907	—	25	—	—	25
RMS 11-13	—	3,071	—	—	3,071	—	130	—	—	130
RMS 14	—	—	1,859	12,511	14,370	—	—	191	261	452
	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Retail - credit cards
RMS 1-6	9,619	1,284	—	—	10,903	75	57	—	—	132
RMS 7-9	1,603	1,137	—	—	2,740	66	138	—	—	204
RMS 10	274	343	—	—	617	14	70	—	—	84
RMS 11-13	—	509	—	—	509	—	193	—	—	193
RMS 14	—	—	340	—	340	—	—	153	—	153
	11,496	3,273	340	—	15,109	155	458	153	—	766
Retail - loans and overdrafts
RMS 1-6	5,559	291	—	—	5,850	80	15	—	—	95
RMS 7-9	1,990	580	—	—	2,570	99	66	—	—	165
RMS 10	116	181	—	—	297	13	36	—	—	49
RMS 11-13	45	467	—	—	512	9	178	—	—	187
RMS 14	—	—	307	—	307	—	—	147	—	147
	7,710	1,519	307	—	9,536	201	295	147	—	643
Retail - UK Motor Finance
RMS 1-6	12,035	1,396	—	—	13,431	187	46	—	—	233
RMS 7-9	738	456	—	—	1,194	7	33	—	—	40
RMS 10	—	171	—	—	171	—	30	—	—	30
RMS 11-13	13	193	—	—	206	—	62	—	—	62
RMS 14	—	—	199	—	199	—	—	133	—	133
	12,786	2,216	199	—	15,201	194	171	133	—	498
Retail - other
RMS 1-6	14,952	482	—	—	15,434	19	19	—	—	38
RMS 7-9	2,418	334	—	—	2,752	11	39	—	—	50
RMS 10	—	21	—	—	21	—	1	—	—	1
RMS 11-13	509	467	—	—	976	—	40	—	—	40
RMS 14	—	—	184	—	184	—	—	59	—	59
	17,879	1,304	184	—	19,367	30	99	59	—	188
Total Retail	301,289	37,330	2,889	12,511	354,019	684	1,491	683	261	3,119

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowance continued	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial Banking
CMS 1-10	35,072	191	—	—	35,263	42	2	—	—	44
CMS 11-14	30,821	6,971	—	—	37,792	141	109	—	—	250
CMS 15-18	4,665	6,469	—	—	11,134	96	398	—	—	494
CMS 19	—	685	—	—	685	—	144	—	—	144
CMS 20-23	—	—	3,524	—	3,524	—	—	1,282	—	1,282
	70,558	14,316	3,524	—	88,398	279	653	1,282	—	2,214
Other[1]
RMS 1-6	871	13	—	—	884	9	1	—	—	10
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	67	—	67	—	—	17	—	17
	871	13	67	—	951	9	1	17	—	27
CMS 1-10	60,985	—	—	—	60,985	—	—	—	—	—
CMS 11-14	238	—	—	—	238	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	2	—	—	—	2	—	—	—	—	—
CMS 20-23	—	—	10	—	10	—	—	—	—	—
	61,225	—	10	—	61,235	—	—	—	—	—
Central adjustment	—	—	—	—	—	400	—	—	—	400
Total loans and advances to customers and reverse repurchase agreements	433,943	51,659	6,490	12,511	504,603	1,372	2,145	1,982	261	5,760

In respect of:
Retail	301,289	37,330	2,889	12,511	354,019	684	1,491	683	261	3,119
Commercial Banking	70,558	14,316	3,524	—	88,398	279	653	1,282	—	2,214
Other[1]	62,096	13	77	—	62,186	409	1	17	—	427
Total loans and advances to customers and reverse repurchase agreements	433,943	51,659	6,490	12,511	504,603	1,372	2,145	1,982	261	5,760
1Comprises mainly reverse repurchase agreement balances and certain hedging adjustments.

	Undrawn exposures					Expected credit loss allowance
Gross undrawn exposures and expected credit loss allowance	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to customers and reverse repurchase agreements
Retail - UK mortgages
RMS 1-6	19,347	109	—	—	19,456	3	—	—	—	3
RMS 7-9	1	6	—	—	7	—	—	—	—	—
RMS 10	—	2	—	—	2	—	—	—	—	—
RMS 11-13	—	1	—	—	1	—	—	—	—	—
RMS 14	—	—	10	74	84	—	—	—	—	—
	19,348	118	10	74	19,550	3	—	—	—	3
Retail - credit cards
RMS 1-6	54,694	3,044	—	—	57,738	67	46	—	—	113
RMS 7-9	772	463	—	—	1,235	11	8	—	—	19
RMS 10	602	282	—	—	884	7	11	—	—	18
RMS 11-13	—	85	—	—	85	—	7	—	—	7
RMS 14	—	—	56	—	56	—	—	—	—	—
	56,068	3,874	56	—	59,998	85	72	—	—	157
Retail - loans and overdrafts
RMS 1-6	6,070	315	—	—	6,385	14	7	—	—	21
RMS 7-9	269	139	—	—	408	8	14	—	—	22
RMS 10	13	35	—	—	48	1	7	—	—	8
RMS 11-13	3	69	—	—	72	—	21	—	—	21
RMS 14	—	—	18	—	18	—	—	—	—	—
	6,355	558	18	—	6,931	23	49	—	—	72
Retail - UK Motor Finance
RMS 1-6	1,275	—	—	—	1,275	2	—	—	—	2
RMS 7-9	381	3	—	—	384	1	—	—	—	1
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	1	—	—	—	1	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	1,657	3	—	—	1,660	3	—	—	—	3
Retail - other
RMS 1-6	1,672	23	—	—	1,695	7	5	—	—	12
RMS 7-9	140	36	—	—	176	9	13	—	—	22
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	10	—	—	10	—	7	—	—	7
RMS 14	—	—	1	—	1	—	—	—	—	—
	1,812	69	1	—	1,882	16	25	—	—	41
Total Retail	85,240	4,622	85	74	90,021	130	146	—	—	276

Gross undrawn exposures and expected credit loss allowance continued	Undrawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial Banking
CMS 1-10	42,071	—	—	—	42,071	32	—	—	—	32
CMS 11-14	10,122	2,412	—	—	12,534	32	27	—	—	59
CMS 15-18	934	1,315	—	—	2,249	16	49	—	—	65
CMS 19	—	92	—	—	92	—	12	—	—	12
CMS 20-23	—	—	195	—	195	—	—	13	—	13
	53,127	3,819	195	—	57,141	80	88	13	—	181
Other
RMS 1-6	299	—	—	—	299	2	—	—	—	2
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	299	—	—	—	299	2	—	—	—	2
CMS 1-10	239	—	—	—	239	—	—	—	—	—
CMS 11-14	170	—	—	—	170	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	5	—	5	—	—	—	—	—
	409	—	5	—	414	—	—	—	—	—
Total loans and advances to customers and reverse repurchase agreements	139,075	8,441	285	74	147,875	212	234	13	—	459

In respect of:
Retail	85,240	4,622	85	74	90,021	130	146	—	—	276
Commercial Banking	53,127	3,819	195	—	57,141	80	88	13	—	181
Other	708	—	5	—	713	2	—	—	—	2
Total loans and advances to customers and reverse repurchase agreements	139,075	8,441	285	74	147,875	212	234	13	—	459
Average PD grade
The table below shows the average PD for the major portfolios used in the calculation of ECL and therefore Stage 2 Average PD reflects the lifetime value. These reflect the forward-looking view under the Group’s base case scenario prior to the application of MES and post-model adjustments which further impact ECL.

	2021		2020
	Stage 1 Average PD	Stage 2 Average PD	Stage 1 Average PD	Stage 2 Average PD
	%	%	%	%
Retail
UK mortgages	0.17	12.44	0.47	15.02
Credit cards	1.58	17.82	2.61	21.53
Loans and overdrafts	2.42	23.57	3.75	32.31
UK Motor Finance	0.81	12.00	0.69	15.91
Commercial Banking
Loans and advances to customers	0.56	17.09	1.05	13.92
Cash and balances at central banks
Significantly all of the Group’s cash and balances at central banks of £76,420 million (2020: £73,257 million) are due from the Bank of England, the Federal Reserve Bank of New York or the Deutsche Bundesbank.
Debt securities held at amortised cost
An analysis by credit rating of the Group’s debt securities held at amortised cost is provided below:

	2021			2020
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Asset-backed securities:
Mortgage-backed securities	1,457	—	1,457	2,046	—	2,046
Other asset-backed securities	1,590	18	1,608	1,593	20	1,613
	3,047	18	3,065	3,639	20	3,659
Corporate and other debt securities	3,760	13	3,773	1,721	28	1,749
Gross exposure	6,807	31	6,838	5,360	48	5,408
Allowance for impairment losses			(3)			(3)
Total debt securities held at amortised cost			6,835			5,405
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2021: £18 million; 2020: £8 million) and not rated (2021: £13 million; 2020: £40 million).
Financial assets at fair value through other comprehensive income (excluding equity shares)
An analysis of the Group’s financial assets at fair value through other comprehensive income is included in note 20. The credit quality of the Group’s financial assets at fair value through other comprehensive income (excluding equity shares) is set out below:

	2021			2020
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Debt securities:
Government securities	14,600	13	14,613	14,267	19	14,286
Asset-backed securities:
Other asset-backed securities	15	55	70	115	65	180
Corporate and other debt securities	13,088	46	13,134	12,786	149	12,935
	27,703	114	27,817	27,168	233	27,401
Treasury and other bills	85	—	85	36	—	36
Total financial assets at fair value through other comprehensive income	27,788	114	27,902	27,204	233	27,437
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2021: £72 million; 2020: £92 million) and not rated (2021: £42 million; 2020: £141 million).
Debt securities, treasury and other bills, and contracts held with reinsurers held at fair value through profit or loss
An analysis of the Group’s financial assets at fair value through profit or loss is included in note 16. Substantially all of the loans and advances to customers and banks recognised at fair value through profit or loss have an investment grade rating. The credit quality of the Group’s debt securities, treasury and other bills, and contracts held with reinsurers held at fair value through profit or loss is set out below:

	2021			2020
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Trading assets:
Debt securities:
Government securities	6,579	—	6,579	7,574	—	7,574
Asset-backed securities:
Mortgage-backed securities	12	—	12	4	3	7
Other asset-backed securities	3	—	3	—	4	4
	15	—	15	4	7	11
Corporate and other debt securities	245	—	245	225	21	246
Total trading assets	6,839	—	6,839	7,803	28	7,831
Other financial assets mandatorily at fair value through profit or loss:
Debt securities:
Government securities	11,097	4	11,101	13,048	—	13,048
Other public sector securities	2,722	9	2,731	2,347	7	2,354
Bank and building society certificates of deposit	6,294	3	6,297	4,841	—	4,841
Asset-backed securities:
Mortgage-backed securities	421	—	421	457	3	460
Other asset-backed securities	272	—	272	261	—	261
	693	—	693	718	3	721
Corporate and other debt securities	16,692	2,865	19,557	15,743	2,145	17,888
	37,498	2,881	40,379	36,697	2,155	38,852
Treasury and other bills	19	—	19	18	—	18
Contracts held with reinsurers	12,371	—	12,371	19,543	—	19,543
Total other financial assets mandatorily at fair value through profit or loss	49,888	2,881	52,769	56,258	2,155	58,413
Total held at fair value through profit or loss	56,727	2,881	59,608	64,061	2,183	66,244
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2021: £1,491 million; 2020: £344 million) and not rated (2021: £1,390 million; 2020: £1,839 million).
Credit risk in respect of trading and other financial assets at fair value through profit or loss held within the Group’s unit-linked funds is borne by the policyholders and credit risk in respect of with-profits funds is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back those contract liabilities.
Derivative assets
An analysis of derivative assets is given in note 17. The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities. In respect of the Group’s net credit risk relating to derivative assets of £10,451 million (2020: £13,747 million), cash collateral of £5,658 million (2020: £8,715 million) was held and a further £253 million was due from OECD banks (2020: £454 million).

	2021			2020
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Trading and other	20,193	1,772	21,965	26,782	2,015	28,797
Hedging	81	5	86	810	6	816
Total derivative financial instruments	20,274	1,777	22,051	27,592	2,021	29,613
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2021: £1,471 million; 2020: £1,499 million) and not rated (2021: £306 million; 2020: £522 million).
Financial guarantees and irrevocable loan commitments
Financial guarantees represent undertakings that the Group will meet a customer’s obligation to third parties if the customer fails to do so. Commitments to extend credit represent unused portions of authorisations to extend credit in the form of loans, guarantees or letters of credit. The Group is theoretically exposed to loss in an amount equal to the total guarantees or unused commitments, however, the likely amount of loss is expected to be significantly less. Most commitments to extend credit are contingent upon customers maintaining specific credit standards.
(D)Collateral held as security for financial assets
The principal types of collateral accepted by the Group include: residential and commercial properties; charges over business assets such as premises, inventory and accounts receivable; financial instruments, cash and guarantees from third-parties. The terms and conditions associated with the use of the collateral are varied and are dependent on the type of agreement and the counterparty. The Group holds collateral against loans and advances and irrevocable loan commitments; qualitative and, where appropriate, quantitative information is provided in respect of this collateral below. Collateral held as security for financial assets at fair value through profit or loss and for derivative assets is also shown below.
The Group holds collateral in respect of loans and advances to banks and customers as set out below. The Group does not hold collateral against debt securities, comprising asset-backed securities and corporate and other debt securities, which are classified as financial assets held at amortised cost.
Loans and advances to banks
There were reverse repurchase agreements which are accounted for as collateralised loans within loans and advances to banks with a carrying value of £3,532 million (2020: £2,686 million), against which the Group held collateral with a fair value of £620 million (2020: £2,682 million).
These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Loans and advances to customers
Retail lending
Mortgages
An analysis by loan-to-value ratio of the Group's residential mortgage lending is provided below. The value of collateral used in determining the loan-to-value ratios has been estimated based upon the last actual valuation, adjusted to take into account subsequent movements in house prices, after making allowances for indexation error and dilapidations. The market takes into account many factors, including environmental considerations such as flood risk and energy efficient additions, in arriving at the value of a home.
In some circumstances, where the discounted value of the estimated net proceeds from the liquidation of collateral (i.e. net of costs, expected haircuts and anticipated changes in the value of the collateral to the point of sale) is greater than the estimated exposure at default, no credit losses are expected and no ECL allowance is recognised.

	Drawn balances					Expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total gross	Stage 1	Stage 2	Stage 3	POCI	Total gross
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Less than 70 per cent	217,830	19,766	1,717	9,872	249,185	31	247	98	110	486
70 per cent to 80 per cent	42,808	1,632	134	572	45,146	11	80	38	26	155
80 per cent to 90 per cent	12,087	253	52	184	12,576	5	28	23	16	72
90 per cent to 100 per cent	779	46	14	135	974	—	10	7	16	33
Greater than 100 per cent	125	101	23	214	463	1	29	18	42	90
Total	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836

	Drawn balances					Expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total gross	Stage 1	Stage 2	Stage 3	POCI	Total gross
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Less than 70 per cent	185,548	24,330	1,547	10,051	221,476	42	202	77	88	409
70 per cent to 80 per cent	43,656	3,364	187	1,303	48,510	29	136	46	58	269
80 per cent to 90 per cent	21,508	1,009	74	470	23,061	28	79	31	34	172
90 per cent to 100 per cent	555	126	21	190	892	3	16	11	19	49
Greater than 100 per cent	151	189	30	497	867	2	35	26	62	125
Total	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Other
The majority of non-mortgage retail lending is unsecured. At 31 December 2021, Stage 3 non-mortgage lending amounted to £1,104 million, net of an impairment allowance of £438 million (2020: £538 million, net of an impairment allowance of £492 million).
Stage 1 and Stage 2 non-mortgage retail lending amounted to £55,959 million (2020: £58,183 million). Lending decisions are predominantly based on an obligor’s ability to repay rather than reliance on the disposal of any security provided. Where the lending is secured, collateral values are rigorously assessed at the time of loan origination and are thereafter monitored in accordance with business unit credit policy.
The Group's credit risk disclosures for unimpaired non-mortgage retail lending report assets gross of collateral and therefore disclose the maximum loss exposure. The Group believes that this approach is appropriate.
Commercial lending
Reverse repurchase transactions
At 31 December 2021 there were reverse repurchase agreements which were accounted for as collateralised loans with a carrying value of £51,221 million (2020: £58,643 million), against which the Group held collateral with a fair value of £52,690 million (2020: £59,157 million), all of which the Group was able to repledge. These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Stage 3 secured lending
The value of collateral is re-evaluated and its legal soundness re-assessed if there is observable evidence of distress of the borrower; this evaluation is used to determine potential loss allowances and management’s strategy to try to either repair the business or recover the debt.
At 31 December 2021, Stage 3 secured commercial lending amounted to £636 million, net of an impairment allowance of £198 million (2020: £739 million, net of an impairment allowance of £294 million). The fair value of the collateral held in respect of impaired secured commercial lending was £693 million (2020: £753 million). In determining the fair value of collateral, no specific amounts have been attributed to the costs of realisation. For the purposes of determining the total collateral held by the Group in respect of impaired secured commercial lending, the value of collateral for each loan has been limited to the principal amount of the outstanding advance in order to eliminate the effects of any over-collateralisation and to provide a clearer representation of the Group’s exposure.
Stage 3 secured commercial lending and associated collateral relates to lending to property companies and to customers in the financial, business and other services; transport, distribution and hotels; and construction industries.
Stage 1 and Stage 2 secured lending
For Stage 1 and Stage 2 secured commercial lending, the Group reports assets gross of collateral and therefore discloses the maximum loss exposure. The Group believes that this approach is appropriate as collateral values at origination and during a period of good performance may not be representative of the value of collateral if the obligor enters a distressed state.
Stage 1 and Stage 2 secured commercial lending is predominantly managed on a cash flow basis. On occasion, it may include an assessment of underlying collateral, although, for Stage 3 lending, this will not always involve assessing it on a fair value basis. No aggregated collateral information for the entire unimpaired secured commercial lending portfolio is provided to key management personnel.
Financial assets at fair value through profit or loss (excluding equity shares)
Included in financial assets at fair value through profit or loss are reverse repurchase agreements treated as collateralised loans with a carrying value of £14,921 million (2020: £12,993 million). Collateral is held with a fair value of £15,640 million (2020: £13,169 million), all of which the Group is able to repledge. At 31 December 2021, £7,251 million had been repledged (2020: £10,049 million).
In addition, securities held as collateral in the form of stock borrowed amounted to £14,100 million (2020: £54,232 million). Of this amount, £6,537 million (2020: £52,887 million) had been resold or repledged as collateral for the Group’s own transactions.
These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Derivative assets, after offsetting of amounts under master netting arrangements
The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities. In respect of the net derivative assets after offsetting of amounts under master netting arrangements of £10,451 million (2020: £13,747 million), cash collateral of £5,658 million (2020: £8,715 million) was held.
Irrevocable loan commitments and other credit-related contingencies
At 31 December 2021, the Group held irrevocable loan commitments and other credit-related contingencies of £73,902 million (2020: £76,515 million). Collateral is held as security, in the event that lending is drawn down, on £17,149 million (2020: £19,548 million) of these balances.
Collateral repossessed
During the year, £86 million of collateral was repossessed (2020: £125 million), consisting primarily of residential property.
In respect of retail portfolios, the Group does not take physical possession of properties or other assets held as collateral and uses external agents to realise the value as soon as practicable, generally at auction, to settle indebtedness. Any surplus funds are returned to the borrower or are otherwise dealt with in accordance with appropriate insolvency regulations. In certain circumstances the Group takes physical possession of assets held as collateral against commercial lending. In such cases, the assets are carried on the Group’s balance sheet and are classified according to the Group’s accounting policies.
(E)Collateral pledged as security
The Group pledges assets primarily for repurchase agreements and securities lending transactions which are generally conducted under terms that are usual and customary for standard securitised borrowing contracts.
Repurchase transactions
Amortised cost
There are balances arising from repurchase transactions with banks of £30,085 million (2020: £18,767 million), which include amounts due under the Bank of England's Term Funding Scheme with additional incentives for SMEs (TFSME); the fair value of the collateral provided under these agreements at 31 December 2021 was £39,918 million (2020: £18,874 million).
There are balances arising from repurchase transactions with customers of £1,040 million (2020: £9,417 million); the fair value of the collateral provided under these agreements at 31 December 2021 was £903 million (2020: £8,087 million).
Financial liabilities at fair value through profit or loss
The fair value of collateral pledged in respect of repurchase transactions, accounted for as secured borrowing, where the secured party is permitted by contract or custom to repledge was £14,350 million (2020: £12,608 million).
Securities lending transactions
The following on-balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2021	2020
	£m	£m
Financial assets at fair value through profit or loss	2,348	3,224
Financial assets at fair value through other comprehensive income	1,918	894
Total	4,266	4,118
Securitisations and covered bonds
In addition to the assets detailed above, the Group also holds assets that are encumbered through the Group’s asset-backed conduits and its securitisation and covered bond programmes. Further details of these assets are provided in note 29.
Liquidity risk
Liquidity risk is defined as the risk that the Group has insufficient financial resources to meet its commitments as they fall due, or can only secure them at excessive cost. Liquidity risk is managed through a series of measures, tests and reports that are primarily based on contractual maturity. The Group carries out monthly stress testing of its liquidity position against a range of scenarios, including those prescribed by the PRA. The Group’s liquidity risk appetite is also calibrated against a number of stressed liquidity metrics.
The table below analyses assets and liabilities of the Group, other than liabilities arising from insurance and investment contracts, into relevant maturity groupings based on the remaining contractual period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category. Liabilities arising from insurance and investment contracts are analysed on a behavioural basis. Certain balances, included in the table below on the basis of their residual maturity, are repayable on demand upon payment of a penalty.
(A)Maturities of assets and liabilities

	Up to 1 month	1-3 months	3-6 months	6-9 months	9-12 months	1-2 years	2-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Assets
Cash and balances at central banks	76,420	—	—	—	—	—	—	—	76,420
Financial assets at fair value through profit or loss	10,706	8,280	6,093	2,840	878	1,784	7,553	168,637	206,771
Derivative financial instruments	1,607	804	633	304	309	947	1,997	15,450	22,051
Loans and advances to banks and reverse repurchase agreements	4,922	541	663	383	395	791	2,836	2	10,533
Loans and advances to customers and reverse repurchase agreements	28,385	23,526	26,107	15,684	13,270	32,096	77,714	283,006	499,788
Debt securities	19	1,217	19	71	305	220	2,735	2,249	6,835
Financial assets at amortised cost	33,326	25,284	26,789	16,138	13,970	33,107	83,285	285,257	517,156
Financial assets at fair value through other comprehensive income	341	598	122	322	1,552	3,029	8,861	13,312	28,137
Other assets	1,509	1,200	185	528	147	515	948	30,958	35,990
Total assets	123,909	36,166	33,822	20,132	16,856	39,382	102,644	513,614	886,525
Liabilities
Deposits from banks and repurchase agreements	2,369	386	363	177	223	353	33,784	77	37,732
Customer deposits and repurchase agreements	457,032	6,259	3,165	2,056	1,296	4,883	2,326	367	477,384
Financial liabilities at fair value through profit or loss	5,711	4,921	2,439	1,969	224	212	1,748	5,899	23,123
Derivative financial instruments	1,674	826	470	341	352	1,105	1,962	11,330	18,060
Debt securities in issue	4,020	5,555	5,476	6,320	4,129	10,152	22,496	13,404	71,552
Liabilities arising from insurance and investment contracts	1,532	2,076	2,921	2,894	3,312	10,606	30,663	114,459	168,463
Other liabilities	3,721	2,876	631	1,024	778	567	743	13,611	23,951
Subordinated liabilities	21	—	96	—	—	1,307	6,464	5,220	13,108
Total liabilities	476,080	22,899	15,561	14,781	10,314	29,185	100,186	164,367	833,373

	Up to 1 month	1-3 months	3-6 months	6-9 months	9-12 months	1-2 years	2-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Assets
Cash and balances at central banks	73,256	1	—	—	—	—	—	—	73,257
Financial assets at fair value through profit or loss	8,085	8,168	7,446	1,428	1,132	2,420	5,193	157,297	191,169
Derivative financial instruments	1,332	1,028	1,092	504	374	1,068	3,021	21,194	29,613
Loans and advances to banks and reverse repurchase agreements	5,372	1,391	1,170	217	50	—	2,544	2	10,746
Loans and advances to customers and reverse repurchase agreements	27,200	23,432	27,322	16,092	12,088	30,342	73,562	288,805	498,843
Debt securities	118	18	—	—	—	1,651	1,089	2,529	5,405
Financial assets at amortised cost	32,690	24,841	28,492	16,309	12,138	31,993	77,195	291,336	514,994
Financial assets at fair value through other comprehensive income	51	272	569	349	255	3,423	11,289	11,395	27,603
Other assets	1,810	901	433	153	418	653	1,010	29,255	34,633
Total assets	117,224	35,211	38,032	18,743	14,317	39,557	97,708	510,477	871,269
Liabilities
Deposits from banks and repurchase agreements	8,590	2,500	384	104	—	278	19,362	247	31,465
Customer deposits and repurchase agreements	431,235	13,354	3,368	2,328	1,825	3,909	3,341	708	460,068
Financial liabilities at fair value through profit or loss	3,618	6,809	3,755	944	13	365	1,648	5,494	22,646
Derivative financial instruments	1,481	1,373	911	585	311	1,363	2,893	18,396	27,313
Debt securities in issue	6,565	6,489	6,881	4,655	3,435	12,001	29,867	17,504	87,397
Liabilities arising from insurance and investment contracts	1,321	1,763	2,573	2,542	3,159	9,488	27,132	106,534	154,512
Other liabilities	5,644	1,821	453	439	728	648	845	13,616	24,194
Subordinated liabilities	—	—	587	—	—	1,528	4,929	7,217	14,261
Total liabilities	458,454	34,109	18,912	11,597	9,471	29,580	90,017	169,716	821,856
The above tables are provided on a contractual basis. The Group’s assets and liabilities may be repaid or otherwise mature earlier or later than implied by their contractual terms and readers are, therefore, advised to use caution when using this data to evaluate the Group’s liquidity position. In particular, amounts in respect of customer deposits are usually contractually payable on demand or at short notice. However, in practice, these deposits are not usually withdrawn on their contractual maturity.
The table below analyses financial instrument liabilities of the Group, excluding those arising from insurance and participating investment contracts, on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category.

	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2021
Deposits from banks and repurchase agreements	2,436	699	959	35,200	240	39,534
Customer deposits and repurchase agreements	457,607	6,312	6,613	7,255	676	478,463
Financial liabilities at fair value through profit or loss	6,371	5,037	4,071	2,130	5,826	23,435
Debt securities in issue	5,804	5,722	16,728	34,562	10,606	73,422
Liabilities arising from non-participating investment contracts	45,040	—	—	—	—	45,040
Lease liabilities	2	64	167	605	927	1,765
Subordinated liabilities	54	78	677	9,558	9,114	19,481
Total non-derivative financial liabilities	517,314	17,912	29,215	89,310	27,389	681,140
Derivative financial liabilities
Gross settled derivatives – outflows	39,184	30,271	32,267	39,429	21,709	162,860
Gross settled derivatives – inflows	(38,231)	(29,283)	(31,453)	(38,137)	(19,834)	(156,938)
Gross settled derivatives – net flows	953	988	814	1,292	1,875	5,922
Net settled derivative liabilities	12,099	60	52	429	1,350	13,990
Total derivative financial liabilities	13,052	1,048	866	1,721	3,225	19,912

	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2020
Deposits from banks and repurchase agreements	8,584	2,429	550	23,451	495	35,509
Customer deposits and repurchase agreements	428,634	13,659	8,387	8,049	1,528	460,257
Financial liabilities at fair value through profit or loss	3,904	7,117	5,096	2,139	10,513	28,769
Debt securities in issue	6,339	6,599	16,612	45,666	19,583	94,799
Liabilities arising from non-participating investment contracts	38,450	—	—	—	—	38,450
Lease liabilities	10	53	182	663	857	1,765
Subordinated liabilities	105	66	1,165	8,303	11,829	21,468
Total non-derivative financial liabilities	486,026	29,923	31,992	88,271	44,805	681,017
Derivative financial liabilities
Gross settled derivatives – outflows	45,151	36,737	32,437	50,646	20,556	185,527
Gross settled derivatives – inflows	(42,851)	(34,519)	(31,248)	(49,866)	(21,393)	(179,877)
Gross settled derivatives – net flows	2,300	2,218	1,189	780	(837)	5,650
Net settled derivative liabilities	16,132	98	243	933	2,428	19,834
Total derivative financial liabilities	18,432	2,316	1,432	1,713	1,591	25,484
The majority of the Group’s non-participating investment contract liabilities are unit-linked. These unit-linked products are invested in accordance with unit fund mandates. Clauses are included in policyholder contracts to permit the deferral of sales, where necessary, so that linked assets can be realised without being a forced seller.
The principal amount for undated subordinated liabilities with no redemption option is included within the over 5 years column; interest of £20 million (2020: £24 million) per annum which is payable in respect of those instruments for as long as they remain in issue is not included beyond 5 years.
An analysis of the Group’s total wholesale funding by residual maturity and by currency is set out on page 87.
Liabilities arising from insurance and participating investment contracts are analysed on a behavioural basis, as permitted by IFRS 4, as follows:

	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2021	1,101	1,603	6,108	26,928	87,683	123,423
At 31 December 2020	1,476	1,323	5,879	27,468	79,914	116,060
For insurance contracts which are neither unit-linked nor in the Group’s with-profit funds, in particular annuity liabilities, the aim is to invest in assets such that the cash flows on investments match those on the projected future liabilities.
The following tables set out the amounts and residual maturities of the Group’s off-balance sheet contingent liabilities, commitments and guarantees.

	Up to 1 month	1-3 months	3-6 months	6-9 months	9-12 months	1-3 years	3-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2021
Acceptances and endorsements	11	180	—	—	—	—	—	—	191
Other contingent liabilities	219	658	328	184	154	295	258	457	2,553
Total contingent liabilities	230	838	328	184	154	295	258	457	2,744
Lending commitments and guarantees	70,437	4,269	20,021	3,662	7,872	20,060	11,595	4,756	142,672
Other commitments	—	—	—	—	—	17	—	44	61
Total commitments and guarantees	70,437	4,269	20,021	3,662	7,872	20,077	11,595	4,800	142,733
Total contingents, commitments and guarantees	70,667	5,107	20,349	3,846	8,026	20,372	11,853	5,257	145,477
At 31 December 2020
Acceptances and endorsements	80	10	41	—	—	—	—	—	131
Other contingent liabilities	327	551	164	175	212	340	70	583	2,422
Total contingent liabilities	407	561	205	175	212	340	70	583	2,553
Lending commitments and guarantees	72,916	4,890	22,288	3,981	5,374	23,048	11,411	3,839	147,747
Other commitments	—	—	—	—	4	44	16	64	128
Total commitments and guarantees	72,916	4,890	22,288	3,981	5,378	23,092	11,427	3,903	147,875
Total contingents, commitments and guarantees	73,323	5,451	22,493	4,156	5,590	23,432	11,497	4,486	150,428
Capital risk
Capital is actively managed on an ongoing basis for both the Group and its regulated banking subsidiaries, and the associated capital policies and procedures are subject to regular review. The Group measures both its capital requirements and the amount of capital resources that it holds to meet those requirements through applying capital directives and regulations as implemented in the UK by the Prudential Regulation Authority (PRA) and supplemented through additional regulation under the PRA Rulebook and associated statements of policy, supervisory statements and other guidance. Regulatory capital ratios are considered a key part of the budgeting and planning processes and forecast ratios are reviewed by the Group Asset and Liability Committee. Target capital levels take account of current and future regulatory requirements, capacity for growth and to cover uncertainties. Details of the Group's capital resources are provided in the table marked audited on page 95.
Each insurance company within the Group is regulated by the PRA. The insurance businesses are required to calculate solvency capital requirements and available capital in accordance with Solvency II. The Insurance business of the Group calculates regulatory capital on the basis of an internal model, which was approved by the PRA on 5 December 2015, with the latest major change to the model approved in November 2020. The capital position of the Group’s insurance businesses is reviewed on a regular basis by the Insurance and Wealth Executive Committee.
Insurance risk
Insurance underwriting risk is the risk of adverse developments in the timing, frequency and severity of claims for insured/underwritten events and in customer behaviour, leading to reductions in earnings and/or value and arises within the Group’s Insurance business. Insurance underwriting risk is measured using a variety of techniques including stress, reverse stress and scenario testing, as well as stochastic modelling. Current and potential future insurance underwriting risk exposures are assessed and aggregated on a range of stresses including risk measures based on 1-in-200 year stresses for the Insurance business' regulatory capital assessments and other supporting measures where appropriate. The Group also mitigates insurance underwriting risk via the use of reinsurance arrangements.